UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        10/25/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $14,050,441.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- ------------------------ --------- --------- -------------------- ---------- -------- ----------------
                                                                             SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS        CUSIP     VALUE     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- ------------------------ --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.       00206R102   541,970  18,950.000          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001    00430U103    72,850  10,467.000          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.       009158106   844,764  10,200.000          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1       032511107   262,544   4,602.000          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001     04744L106   209,122  68,118.000          SOLE                   X      0    0
BERKSHIRE HATHAWAY INC CL B   COMMON STOCK USD.0033    084670702   299,302   3,620.000          SOLE                   X      0    0
BIOTIME INC                   COMMON STOCK NPV         09066L105   189,896  39,978.000          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25      191216100   526,680   9,000.000          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV         30231G102 2,076,144  33,600.000          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06      369604103   643,500  39,600.000          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001    411307101    75,022  52,463.000          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01      518439104 1,055,941  16,700.000          SOLE                   X      0    0
MAP PHARMACEUTICALS INC       COMMON STOCK USD.01      56509R108   204,194  13,346.000          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.01      58933Y105   795,096  21,600.000          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05      717081103   474,665  27,645.000          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF  78467Y107   815,304   5,600.000          SOLE                   X      0    0
                              TRUS
SOLARWINDS INC                COMMON STOCK USD.001     83416B109 3,744,626 216,954.000          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1       92343V104   577,984  17,735.000          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666    949746101   454,250  18,076.000          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001     98974V107   186,587  64,563.000          SOLE                   X      0    0


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